Acquisitions (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	€ 1,903.4	€ 1,902.5
Intangibles	2,150.8	2,155.7
Inventories	334.1	344.3
Deferred tax liabilities	(375.9)	(427.1)
Trade and other payables	(546.5)	(647.2)
Other assets		(1,202.1)
Assets (liabilities)	€ 2,244.6	2,126.1
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		1,938.0
Intangibles		2,114.1
Inventories		343.2
Deferred tax liabilities		(420.7)
Trade and other payables		(646.4)
Other assets		(1,202.1)
Assets (liabilities)		2,126.1
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		(35.5)
Intangibles		41.6
Inventories		1.1
Deferred tax liabilities		6.4
Trade and other payables		0.8
Other assets		0.0
Assets (liabilities)		€ 0.0